PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           ------------------------------------
                                             Beginning of                         Percent Change
                                                 Year         December 31, 1998   in Unit Value
                                           ----------------   -----------------   --------------
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........      $11.5953*          $12.7776            10.20%
   Emerging Growth Series................       10.0026            14.7307            47.27%
   Government Securities Series..........       10.5688            11.4882             8.70%
   Total Return Series...................       10.6974*           11.6974             9.35%
   World Growth Series...................       10.5640            12.1073            14.61%
 Fidelity Variable Insurance Products
 Fund
   Equity Income Portfolio...............       10.9124            12.1812            11.63%
   Growth Portfolio......................       10.2373            14.2799            39.49%
   High Income Portfolio.................       10.9505*           10.1740            (7.09)%
   Money Market Portfolio................       10.5701            11.1396             5.39%
 Fidelity Variable Insurance Products
 Fund II
   Contrafund Portfolio..................       11.0288            14.3350            29.98%
   Index 500 Portfolio...................       11.5522            14.8244            28.33%
 Neuberger & Berman Advisers Management
 Trust
   Limited Maturity Bond Portfolio.......       10.3519            10.8064             4.39%
   Partners Portfolio....................       10.6022            11.0484             4.21%
 J.P. Morgan Series Trust II
   J.P. Morgan Bond Portfolio............       10.6129            11.4626             8.01%
   J.P. Morgan Equity Portfolio..........       10.7443*           12.6050            17.32%
   J.P. Morgan Small Company Portfolio...       11.2924*           10.3154            (8.65)%
 Templeton Variable Products Series Fund
   Templeton Stock Fund: Class 1.........        9.6304             9.7515             1.26%

 *Unit value on the date of commencement of operations of the Sub-Account.

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION-- December 31, 1998

 ASSETS:
   Investments in Mutual Funds:                Shares        Cost         Value
                                             ----------  ------------  ------------
     Investments in MFS/Sun Life Series
      Trust:
       Capital Appreciation Series
        ("CAS")............................       2,966  $    121,129  $    136,214
       Emerging Growth Series ("EGS")......       1,796        35,064        41,811
       Government Securities Series
        ("GSS")............................      24,574       322,312       329,048
       Total Return Series ("TRS").........      30,777       660,537       654,313
       World Growth Series ("WGO").........      49,867       752,961       780,914
     Investments in Fidelity Variable
      Insurance Products Fund:
       Equity Income Portfolio ("FEI").....      68,879     1,626,864     1,750,918
       Growth Portfolio ("FGP")............      56,568     2,007,509     2,538,235
       High Income Portfolio ("FHI").......      14,522       165,860       167,436
       Money Market Portfolio ("FMM")......     431,101       431,101       431,101
     Investments in Fidelity Variable
      Insurance Products Fund II:
       Contrafund Portfolio ("FCN")........      21,234       421,289       518,962
       Index 500 Portfolio ("FIP").........      30,984     3,678,230     4,376,542
     Investments in Neuberger & Berman
      Advisers Management Trust:
       Limited Maturity Bond Portfolio
        ("NLM")............................       2,300        31,292        31,781
       Partners Portfolio ("NPP")..........      52,831     1,048,824     1,000,092
     Investments in J.P. Morgan Series
      Trust II
       J.P. Morgan Bond Portfolio
        ("JBP")............................      67,951       786,433       792,983
       J.P. Morgan Equity Portfolio
        ("JEP")............................      12,875       198,952       203,942
       J.P. Morgan Small Company Portfolio
        ("JSC")............................      27,534       337,760       326,548
     Investments in Templeton Variable
      Products Series Fund:
       Templeton Stock Fund: Class 1
        ("TSF")............................      23,045       508,245       485,561
                                                         ------------  ------------
         NET ASSETS....................................  $ 13,134,362  $ 14,566,401
                                                         ------------  ------------
                                                         ------------  ------------

                                                                                        Units    Unit Value     Value
                                                                                      ---------  ----------  ------------
NET ASSETS:
    CAS.............................................................................     10,660   $  12.7776 $    136,214
    EGS.............................................................................      2,838      14.7307       41,811
    GSS.............................................................................     28,642      11.4882      329,048
    TRS.............................................................................     55,937      11.6974      654,313
    WGO.............................................................................     64,502      12.1073      780,914
    FEI.............................................................................    143,740      12.1812    1,750,918
    FGP.............................................................................    177,748      14.2799    2,538,235
    FHI.............................................................................     16,457      10.1740      167,436
    FMM.............................................................................     28,692      11.1396      319,705
    FCN.............................................................................     36,202      14.3350      518,962
    FIP.............................................................................    295,225      14.8244    4,376,542
    NLM.............................................................................      2,941      10.8064       31,781
    NPP.............................................................................     90,519      11.0484    1,000,092
    JBP.............................................................................     69,180      11.4626      792,983
    JEP.............................................................................     16,179      12.6050      203,942
    JSC.............................................................................     31,656      10.3154      326,548
    TSF.............................................................................     49,794       9.7515      485,561
                                                                                                             ------------
      Net Assets Applicable to Contract Owners......................................                           14,455,005
                                                                                                             ------------
      Net Assets Applicable to Sponsor..............................................     10,000      11.1396      111,396
                                                                                                             ------------
        Total Net Assets...................................................................................  $ 14,566,401
                                                                                                             ------------
                                                                                                             ------------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1998

                                               CAS           EGS           GSS           TRS           WGO           FEI
                                           Sub-Account*  Sub-Account   Sub-Account   Sub-Account** Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 7,994        $  598       $ 8,657       $ 64,091      $39,888      $    821
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $25,721        $1,809       $ 7,242       $254,933      $26,229      $196,092
     Cost of investments sold............     27,756         1,447         7,056        250,290       24,763       201,125
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains (loss)...........    $(2,035)       $  362       $   186       $  4,643      $ 1,466      $ (5,033)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $15,085        $6,747       $ 6,736       $ (6,224)     $27,953      $124,054
     Beginning of year...................     --               257           499         --           10,955         1,079
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................    $15,085        $6,490       $ 6,237       $ (6,224)     $16,998      $122,975
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................    $13,050        $6,852       $ 6,423       $ (1,581)     $18,464      $117,942
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $21,044        $7,450       $15,080       $ 62,510      $58,352      $118,763
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

                                                             FHI
                                               FGP          Sub-           FMM           FCN          FIP           NLM
                                           Sub-Account    Account**    Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------  -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 34,173       $--        $   32,102    $      382     $ 48,449      $   167
                                           -----------   -----------   -----------   -----------  -----------   -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $131,813       $3,615     $4,370,327    $    7,774     $549,801      $40,211
     Cost of investments sold............     130,441        3,869      4,370,327         6,607      437,848       39,705
                                           -----------   -----------   -----------   -----------  -----------   -----------
       Net realized gains (losses).......    $  1,372       $ (254)    $   --             1,167     $111,953      $   506
                                           -----------   -----------   -----------   -----------  -----------   -----------
   Net unrealized appreciation on
    investments:
     End of year.........................    $530,726       $1,576     $   --        $   97,673     $698,312      $   489
     Beginning of year...................       1,530       --             --               609      102,939           90
                                           -----------   -----------   -----------   -----------  -----------   -----------
       Change in unrealized
        appreciation.....................    $529,196       $1,576     $   --            97,064     $595,373      $   399
                                           -----------   -----------   -----------   -----------  -----------   -----------
     Realized and unrealized gains.......    $530,568       $1,322     $   --        $   98,231     $707,326      $   905
                                           -----------   -----------   -----------   -----------  -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $564,741       $1,322     $   32,102    $   98,613     $755,775      $ 1,072
                                           -----------   -----------   -----------   -----------  -----------   -----------
                                           -----------   -----------   -----------   -----------  -----------   -----------

 * For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                           JEP
                                               NPP           JBP          Sub-           JSC           TSF
                                           Sub-Account   Sub-Account    Account**    Sub-Account** Sub-Account      Total
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 97,246      $ 32,711      $ 19,117      $ 12,274      $ 22,221    $  420,891
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $253,851      $353,484      $156,221      $ 97,943      $ 84,787    $6,561,853
     Cost of investments sold............     294,613       346,482       143,195       126,054       109,596     6,521,174
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains (losses).........    $(40,762)     $  7,002      $ 13,026      $(28,111)     $(24,809)   $   40,679
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $(48,732)     $  6,550      $  4,990      $(11,212)     $(22,684)   $1,432,039
     Beginning of year...................         960           (95)       --            --              (766)      118,057
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................    $(49,692)     $  6,645      $  4,990      $(11,212)     $(21,918)   $1,313,982
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................    $(90,454)     $ 13,647      $ 18,016      $(39,323)     $(46,727)   $1,354,661
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Increase (decrease) in net assets
      from operations....................    $  6,792      $ 46,358      $ 37,133      $(27,049)     $(24,506)   $1,775,552
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                CAS                   EGS                          GSS
                                                            Sub-Account           Sub-Account                  Sub-Account
                                                            ------------  ----------------------------  --------------------------
                                                             Year Ended    Year Ended    Period Ended    Year Ended   Period Ended
                                                            December 31,  December 31,   December 31,   December 31,  December 31,
                                                            ------------  -------------  -------------  ------------  ------------
                                                               1998*          1998           1997           1998          1997
                                                            ------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income...................................   $    7,994     $     598      $  --         $    8,657    $   --
  Net realized gains (losses).............................       (2,035)          362              6            186             2
  Net unrealized gains....................................       15,085         6,490            257          6,237           499
                                                            ------------  -------------       ------    ------------  ------------
      Increase in net assets from operations..............   $   21,044     $   7,450      $     263     $   15,080    $      501
                                                            ------------  -------------       ------    ------------  ------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................   $   69,165     $  18,930      $   2,617     $  165,413    $    2,618
    Net transfers between Sub-Accounts....................       49,909        13,669         --             --           153,244
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................       (3,904)       (1,061)           (57)        (7,748)          (60)
                                                            ------------  -------------       ------    ------------  ------------
  Increase in net assets from contract owner
   transactions...........................................   $  115,170     $  31,538      $   2,560     $  157,665    $  155,802
                                                            ------------  -------------       ------    ------------  ------------
    Increase in net assets................................   $  136,214     $  38,988      $   2,823     $  172,745    $  156,303
NET ASSETS:
  Beginning of year.......................................       --             2,823         --            156,303        --
                                                            ------------  -------------       ------    ------------  ------------
  End of year.............................................   $  136,214     $  41,811      $   2,823     $  329,048    $  156,303
                                                            ------------  -------------       ------    ------------  ------------
                                                            ------------  -------------       ------    ------------  ------------

                                                                TRS                  WGO                          FEI
                                                            Sub-Account          Sub-Account                  Sub-Account
                                                            ------------  --------------------------  ---------------------------
                                                             Year Ended    Year Ended   Period Ended   Year Ended   Period Ended
                                                            December 31,  December 31,  December 31,  December 31,  December 31,
                                                            ------------  ------------  ------------  ------------  -------------
                                                               1998**         1998          1997          1998          1997
                                                            ------------  ------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income...................................   $   64,091    $   39,888    $   --        $      821     $  --
  Net realized gains (losses).............................        4,643         1,466           303        (5,033)           12
  Net unrealized gains (losses)...........................       (6,224)       16,998        10,956       122,975         1,079
                                                            ------------  ------------  ------------  ------------  -------------
      Increase in net assets from operations..............   $   62,510    $   58,352    $   11,259    $  118,763     $   1,091
                                                            ------------  ------------  ------------  ------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................   $  742,106    $  540,355    $  200,129    $1,756,032     $  12,040
    Net transfers between Sub-Accounts....................     (115,350)        2,700        --           (58,426)       --
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................      (34,953)      (26,751)       (5,130)      (78,355)         (227)
                                                            ------------  ------------  ------------  ------------  -------------
  Increase in net assets from contract owner
   transactions...........................................   $  591,803    $  516,304    $  194,999    $1,619,251     $  11,813
                                                            ------------  ------------  ------------  ------------  -------------
    Increase in net assets................................   $  654,313    $  574,656    $  206,258    $1,738,014     $  12,904
NET ASSETS:
  Beginning of year.......................................       --           206,258        --            12,904        --
                                                            ------------  ------------  ------------  ------------  -------------
  End of year.............................................   $  654,313    $  780,914    $  206,258    $1,750,918     $  12,904
                                                            ------------  ------------  ------------  ------------  -------------
                                                            ------------  ------------  ------------  ------------  -------------

 *For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                       FGP                  FHI                  FMM
                                                                   Sub-Account          Sub-Account          Sub-Account
                                                            --------------------------  ------------  --------------------------
                                                             Year Ended   Period Ended   Year Ended    Year Ended   Period Ended
                                                            December 31,  December 31,  December 31,  December 31,  December 31,
                                                            ------------  ------------  ------------  ------------  ------------
                                                                1998          1997         1998**         1998          1997
                                                            ------------  ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income...................................   $   34,173    $   --        $   --        $   32,102    $    8,584
  Net realized gains (losses).............................        1,372        --              (254)       --            --
  Net unrealized gains....................................      529,196         1,529         1,576        --            --
                                                            ------------  ------------  ------------  ------------  ------------
      Increase in net assets from operations..............   $  564,741    $    1,529    $    1,322    $   32,102    $    8,584
                                                            ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................   $1,547,362    $   --        $   75,590    $1,495,810    $  612,754
    Net transfers between Sub-Accounts....................      259,472       245,191        94,193    (1,173,716)     (612,977)
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................      (80,050)          (10)       (3,669)      (28,796)       (2,776)
                                                            ------------  ------------  ------------  ------------  ------------
  Increase (decrease) in net assets from contract owner
   transactions...........................................   $1,726,784    $  245,181    $  166,114    $  293,298    ($  (2,999)
                                                            ------------  ------------  ------------  ------------  ------------
    Increase in net assets................................   $2,291,525    $  246,710    $  167,436    $  325,400    $    5,585
NET ASSETS:
  Beginning of year.......................................      246,710        --            --           105,701       100,116
                                                            ------------  ------------  ------------  ------------  ------------
  End of year.............................................   $2,538,235    $  246,710    $  167,436    $  431,101    $  105,701
                                                            ------------  ------------  ------------  ------------  ------------
                                                            ------------  ------------  ------------  ------------  ------------

                                                         FCN                         FIP                          NLM
                                                     Sub-Account                 Sub-Account                  Sub-Account
                                             ---------------------------  --------------------------  ----------------------------
                                              Year Ended   Period Ended    Year Ended   Period Ended   Year Ended    Period Ended
                                             December 31,  December 31,   December 31,  December 31,  December 31,   December 31,
                                             ------------  -------------  ------------  ------------  -------------  -------------
                                                 1998          1997           1998          1997          1998           1997
                                             ------------  -------------  ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income....................   $      382     $  --         $   48,449    $   --         $     167      $  --
  Net realized gains.......................        1,167             8        111,953         2,026           506              1
  Net unrealized gains.....................       97,064           608        595,373       102,937           399             90
                                             ------------       ------    ------------  ------------  -------------       ------
      Increase in net assets from
       operations..........................   $   98,613     $     616     $  755,775    $  104,963     $   1,072      $      91
                                             ------------       ------    ------------  ------------  -------------       ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.............   $  153,403     $   6,022     $2,846,625    $  897,270     $  26,898      $   2,617
    Net transfers between Sub-Accounts.....      268,273        --            320,272        --             2,696         --
    Withdrawals, surrenders, annuitizations
     and contract charges..................       (7,846)         (119)      (524,138)      (24,225)       (1,541)           (52)
                                             ------------       ------    ------------  ------------  -------------       ------
  Increase in net assets from contract
   owner transactions......................   $  413,830     $   5,903     $2,642,759    $  873,045     $  28,053      $   2,565
                                             ------------       ------    ------------  ------------  -------------       ------
    Increase in net assets.................   $  512,443     $   6,519     $3,398,534    $  978,008     $  29,125      $   2,656
NET ASSETS:
  Beginning of year........................        6,519        --            978,008        --             2,656         --
                                             ------------       ------    ------------  ------------  -------------       ------
  End of year..............................   $  518,962     $   6,519     $4,376,542    $  978,008     $  31,781      $   2,656
                                             ------------       ------    ------------  ------------  -------------       ------
                                             ------------       ------    ------------  ------------  -------------       ------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                       NPP                          JBP                  JEP
                                                                   Sub-Account                  Sub-Account          Sub-Account
                                                            --------------------------  ---------------------------  ------------
                                                             Year Ended   Period Ended   Year Ended   Period Ended    Year Ended
                                                            December 31,  December 31,  December 31,  December 31,   December 31,
                                                            ------------  ------------  ------------  -------------  ------------
                                                                1998          1997          1998          1997          1998**
                                                            ------------  ------------  ------------  -------------  ------------
OPERATIONS:
  Net investment income...................................   $   97,246    $   --        $   32,711     $   1,837     $   19,117
  Net realized gains (losses).............................      (40,762)       --             7,002            44         13,026
  Net unrealized gains (losses)...........................      (49,692)          960         6,645           (95)         4,990
                                                            ------------  ------------  ------------  -------------  ------------
      Increase in net assets from operations..............   $    6,792    $      960    $   46,358     $   1,786     $   37,133
                                                            ------------  ------------  ------------  -------------  ------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................   $  829,194    $   --        $  971,373     $  68,356     $  267,400
    Net transfers between Sub-Accounts....................       80,931       122,595        42,894        30,649        (92,224)
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................      (40,375)           (5)     (366,856)       (1,577)        (8,367)
                                                            ------------  ------------  ------------  -------------  ------------
  Increase in net assets from contract owner
   transactions...........................................   $  869,750    $  122,590    $  647,411     $  97,428     $  166,809
                                                            ------------  ------------  ------------  -------------  ------------
    Increase in net assets................................   $  876,542    $  123,550    $  693,769     $  99,214     $  203,942
NET ASSETS:
  Beginning of year.......................................      123,550        --            99,214        --             --
                                                            ------------  ------------  ------------  -------------  ------------
  End of year.............................................   $1,000,092    $  123,550    $  792,983     $  99,214     $  203,942
                                                            ------------  ------------  ------------  -------------  ------------
                                                            ------------  ------------  ------------  -------------  ------------

                                                                JSC                   TSF
                                                            Sub-Account           Sub-Account                    Total
                                                            ------------  ---------------------------  --------------------------
                                                             Year Ended    Year Ended   Period Ended    Year Ended   Period Ended
                                                            December 31,  December 31,  December 31,   December 31,  December 31,
                                                            ------------  ------------  -------------  ------------  ------------
                                                               1998**         1998          1997           1998          1997
                                                            ------------  ------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income...................................   $   12,274    $   22,221     $  --         $  420,891    $   10,421
  Net realized gains (losses).............................      (28,111)      (24,809)           (2)        40,679         2,400
  Net unrealized gains (losses)...........................      (11,212)      (21,918)         (766)     1,313,982       118,054
                                                            ------------  ------------  -------------  ------------  ------------
      Increase (decrease) in net assets from operations...   $  (27,049)   $  (24,506)    $    (768)    $1,775,552    $  130,875
                                                            ------------  ------------  -------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................   $  281,469    $  257,817     $  19,632     $12,044,942   $1,824,055
    Net transfers between Sub-Accounts....................       87,065       189,442        61,298        (28,200)       --
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................      (14,937)      (17,017)         (337)    (1,246,364)      (34,575)
                                                            ------------  ------------  -------------  ------------  ------------
  Increase in net assets from contract owner
   transactions...........................................   $  353,597    $  430,242     $  80,593     $10,770,378   $1,789,480
                                                            ------------  ------------  -------------  ------------  ------------
    Increase in net assets................................   $  326,548    $  405,736     $  79,825     $12,545,930   $1,920,355
NET ASSETS:
  Beginning of year.......................................       --            79,825        --          2,020,471       100,116
                                                            ------------  ------------  -------------  ------------  ------------
  End of year.............................................   $  326,548    $  485,561     $  79,825     $14,566,401   $2,020,471
                                                            ------------  ------------  -------------  ------------  ------------
                                                            ------------  ------------  -------------  ------------  ------------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, J.P. Morgan Series Trust II, Dreyfus Variable Investment Fund, T. Rowe Price Equity Series, Inc. and Templeton Variable Products Series Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of premium

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of premium. The sales load is 8.75% of premium up to target premium and 2.25% of premium in excess of target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. Through October of 1998, the daily deduction was .0020471% (which is equivalent to an annual rate of .75%) for policies in their first ten policy years and .0009572% (which is equivalent to an annual rate of .35%) for policies in policy year eleven and beyond. The daily deduction is currently .0016389% (which is equivalent to an annual rate of
 .60%) for policies in their first ten policy years, .0005474% (which is equivalent to an annual rate of .20%) for the next ten policy years and
 .0002738% (which is equivalent to an annual rate of .10%) for policies in policy years twenty-one and beyond.

SUN LIFE (U.S.) VARIABLE ACCOUNT G
NOTES TO FINANCIAL STATEMENTS -- continued

                                                                                                             Units Withdrawn,
                                                                                          Units Transferred   Surrendered and
                                                                                               Between        Annuitized and
                                                  Units Outstanding                         Sub-Accounts       Canceled for
                                                  Beginning of Year    Units Purchased    and Fixed Account  Contract Charges
                                                  ------------------  ------------------  -----------------  -----------------
                                                    Year     Period     Year     Period     Year    Period     Year    Period
                                                   Ended     Ended      Ended    Ended     Ended    Ended     Ended    Ended
                                                  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31, Dec. 31,  Dec. 31, Dec. 31,
                                                  --------  --------  --------- --------  -------- --------  -------- --------
Sub-Accounts                                        1998      1997      1998      1997      1998     1997      1998     1997
------------------------------------------------- --------  --------  --------- --------  -------- --------  -------- --------
CAS..............................................    --       --          6,564    --        4,445    --         (349)   --
EGS..............................................      257    --          1,599      262     1,067    --          (85)      (5)
GSS..............................................   14,789    --         14,555      262     --      14,533      (702)      (6)
TRS..............................................    --       --         69,056    --      (10,148)    --      (2,971)   --
WGO..............................................   19,525    --         46,090   20,007     1,282    --       (2,395)    (482)
FEI..............................................    1,182    --        155,915    1,204    (6,554)    --      (6,803)     (22)
FGP..............................................   24,099    --        137,491    --       22,870   24,100    (6,712)      (1)
FHI..............................................    --       --          7,374    --        9,430    --         (347)   --
FMM..............................................   10,000   10,000     141,043   58,312  (109,762)  (58,312)   (2,589)   --
FCN..............................................      591    --          9,406      602    26,828    --         (623)     (11)
FIP..............................................   84,660    --        225,497   86,851    24,933    --      (39,865)  (2,191)
NLM..............................................      257    --          2,523      262       305    --         (144)      (5)
NPP..............................................   11,653    --         76,494    --        6,112   11,654    (3,740)      (1)
JBP..............................................    9,348    --         89,677    6,603     3,925    2,896   (33,770)    (151)
JEP..............................................    --       --         24,048    --       (7,212)    --        (657)   --
JSC..............................................    --       --         27,699    --        5,298    --       (1,341)   --
TSF..............................................    8,289    --         27,080    1,963    16,159    6,360    (1,734)     (34)


                                                   Units Outstanding
                                                      End of Year
                                                   ------------------

                                                     Year     Period
                                                     Ended    Ended
                                                   Dec. 31,  Dec. 31,
                                                   --------- --------
Sub-Accounts                                         1998      1997
-------------------------------------------------  --------- --------
CAS..............................................     10,660    --
EGS..............................................      2,838      257
GSS..............................................     28,642   14,789
TRS..............................................     55,937    --
WGO..............................................     64,502   19,525
FEI..............................................    143,740    1,182
FGP..............................................    177,748   24,099
FHI..............................................     16,457    --
FMM..............................................     38,692   10,000
FCN..............................................     36,202      591
FIP..............................................    295,225   84,660
NLM..............................................      2,941      257
NPP..............................................     90,519   11,653
JBP..............................................     69,180    9,348
JEP..............................................     16,179    --
JSC..............................................     31,656    --
TSF..............................................     49,794    8,289

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Total Return Sub-Account, World Growth Sub-Account, Equity Income Sub-Account, Growth Sub-Account, High Income Sub-Account, Money Market Sub-Account, Contrafund Sub-Account, Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Partners Sub-Account, Bond Sub-Account, Equity Sub-Account, Small Company Sub-Account, and Templeton Stock Fund Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President,
  Chief Counsel and Assistant Secretary
ELLEN B. KING, Secretary
ROBERT P. VROLYK, Vice President and Actuary
JAMES M. A. ANDERSON, Vice President Investments
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616

                                                                       COLI 2/99

                           SUN LIFE CORPORATE VUL-SM-

                       ANNUAL REPORT - DECEMBER 31, 1998

                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.